Assumptions Used to Determine Net Periodic Pension Costs (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.00%	1.25%
Expected long-term rate of return on plan assets (%)	2.00%	2.00%	2.00%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.75%	2.00%	2.00%
Expected long-term rate of return on plan assets (%)	2.20%	2.20%	2.20%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.15%	4.80%	5.60%
Expected long-term rate of return on plan assets (%)	6.40%	6.50%	6.50%
Rate of increase in compensation levels (%)	2.50%	2.00%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.75%	6.00%	7.30%
Expected long-term rate of return on plan assets (%)	7.75%	8.50%	8.50%
Rate of increase in compensation levels (%)	4.00%	4.25%	4.00%